Accounts Receivable, Net and Accounts Receivable-Related Parties, Net (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Accounts Receivable, Net and Accounts Receivable-Related Parties, Net [Abstract]
Schedule of accounts receivable, net and accounts receivable - related parties, net
	December 31, 2021	December 31, 2020
Accounts receivable	$58,733	$185,155
Less: Allowance for credit losses	(19,221)	(16,656)
Accounts receivable, net	$39,512	$168,499

Accounts receivable - related parties	$-	$-
Less: Allowance for credit losses	-	-
Accounts receivable - related parties, net	$-	$-

Schedule of changes in allowance for credit loss consisted
	For the Years Ended December 31,
	2021	2020	2019
Balance, beginning of the year	$16,656	$612,249	$-
Provision for credit losses	2,168	15,757	617,496
Write-off uncollectable accounts receivable	-	(612,249)	-
Translation adjustment	397	899	(5,247)
Balance, end of the year	$19,221	$16,656	$612,249